Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TRANSAMERICA SERIES TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2016
Supplement [Text Block]	tst_SupplementTextBlock

TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus and Summary Prospectus

***

Transamerica Jennison Growth VP

Effective immediately, the third paragraph of the "Principal Investment Strategies" section of the Prospectus and Summary Prospectus and the seventh paragraph of the "More on Each Portfolio's Strategies and Investments – Transamerica Jennison Growth VP" section of the Prospectus is replaced by the information below:

The portfolio may invest up to 20% of its assets in the securities of foreign issuers, of which 10% may be invested in emerging markets issuers.

Effective immediately, the following risk is added alphabetically to the "Principal Risks" section of the Prospectus and Summary Prospectus concerning the Portfolio:

Emerging Markets – Investments in the securities of issuers located in or principally doing business in emerging markets are subject to foreign investments risks. These risks are greater for investments in issuers in emerging market countries. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more developed countries. Emerging market securities are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility.

* * *

Investors Should Retain this Supplement for Future Reference

December 22, 2016

Transamerica Jennison Growth VP
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tst_SupplementTextBlock

TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus and Summary Prospectus

***

Transamerica Jennison Growth VP

Effective immediately, the third paragraph of the "Principal Investment Strategies" section of the Prospectus and Summary Prospectus and the seventh paragraph of the "More on Each Portfolio's Strategies and Investments – Transamerica Jennison Growth VP" section of the Prospectus is replaced by the information below:

The portfolio may invest up to 20% of its assets in the securities of foreign issuers, of which 10% may be invested in emerging markets issuers.

Effective immediately, the following risk is added alphabetically to the "Principal Risks" section of the Prospectus and Summary Prospectus concerning the Portfolio:

Emerging Markets – Investments in the securities of issuers located in or principally doing business in emerging markets are subject to foreign investments risks. These risks are greater for investments in issuers in emerging market countries. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more developed countries. Emerging market securities are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility.

* * *

Investors Should Retain this Supplement for Future Reference

December 22, 2016